Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of preparation
a)	Basis of preparation

The financial report is a general-purpose financial report, which has been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The Company is a for-profit entity for the purpose of preparing the financial statements.

The financial report has also been prepared on the accruals basis and historical cost basis.

The accounting policies set out below have been applied consistently to all periods presented in the financial report except where stated.

Going Concern
b)	Going Concern

The financial statements of the Group have been prepared on a going concern basis which contemplates the continuity of normal business activities and the realisation of assets and the settlement of liabilities in the ordinary course of business.

For the year ended 30 June 2024 the Group incurred a loss after income tax of $139,446,203 (30 June 2023: $5,450,213), net cash outflows from operating activities of $15,122,354 (30 June 2023: $2,378,789), a working capital deficit (excluding liabilities that will be settled in CRML shares) of $13,787,072 (30 June 2023: $3,074,575) and at that date had cash on hand of $1,259,242 (30 June 2023: $137,451).

As at 23 October 2024 the Group had cash on hand of $0.4m and had current liabilities of $11.8m, $5.6m of which were overdue. The Group has no means of generating revenue and has no available borrowing facilities. Our current liquidity resources raise substantial doubt about our ability to continue as a going concern unless we raise additional capital to meet our obligations in the near term.

Management are in active negotiations with potential investors to secure adequate capital and funding, but as of the date of this report formal arrangements with investors have not been finalised.

The Group’s ability to continue as a going concern and to continue to fund its planned expanded activities is dependent on raising further capital, funds received from the exercise of warrants, CRML ability to drawdown on the financing facility previously entered into with GEM Global Yield LLC SCS, continued support from related party creditors, continued support from non-related parties in respect to the payment of overdue amounts and reducing operational costs and spend on exploration.

Should the Group be unable to raise further capital, there is a material uncertainty that may cast a significant doubt about the Group’s ability to continue as a going concern and, therefore, the Group may be required to realise assets at different amounts to those recorded in the Statement of Financial Position and discharge its liabilities in the normal course of business.

The Directors believe that it is reasonably foreseeable that the Group will continue as a going concern and that it is appropriate to adopt the going concern basis in the preparation of the financial report after consideration of the following factors:

◾	The Group requires additional capital for its next phase. The Company continues to seek funding options; and
◾	Deferral of expenditure.

Should the Group not be able to continue as a going concern, it may be required to realise its assets and discharge its liabilities other than in the ordinary course of business. The financial report does not include any adjustments relating to the recoverability and classification of recorded asset amounts or liabilities that might be necessary should the Group not continue as a going concern.

Application of new and revised accounting standards
c)	Application of new and revised accounting standards

Changes in accounting policies on initial application of Accounting Standards

In the years ended 30 June 2024 and 30 June 2023, the Directors have reviewed all of the new and revised Standards and Interpretations issued by the IASB that are relevant to the Company and effective for the full year reporting periods beginning on or after 1 July 2023. As a result of this review, the Directors have applied all new and amended Standards and Interpretations that were effective as at 1 July 2023 with no material impact on the amounts presented and the disclosures included in the financial report.

New accounting standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for 30 June 2024 reporting periods and have not been early adopted by the Group. The Group’s assessment of the impact of these new standards and interpretations has not identified any impact.

Title	Summary	Application date of standard	Application date for the Group
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)	The amendments require that an entity discloses its material accounting policies, instead of its significant accounting policies. Further amendments explain how an entity can identify a material accounting policy. Examples of when an accounting policy is likely to be material are added. To support the amendment, the Board has also developed guidance and examples to explain and demonstrate the application of the ‘four-step materiality process’ described in IFRS Practice Statement 2.	This standard is not expected to have a material impact on the Group’s financial statements and disclosures	1 July 2023

There are no other standards that are not yet effective and that would be expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions.

Principles of consolidation
d)	Principles of consolidation

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases. A list of controlled entities is contained in Note 31 to the financial statements.

All inter-group balances and transactions between entities in the Group, including any unrealised profits or losses, have been eliminated on consolidation. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with those adopted by the Parent Entity.

Significant accounting estimates and assumptions
e)	Significant accounting estimates and assumptions

The carrying amounts of certain assets and liabilities are often determined based on estimates and assumptions of future events. The key estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of certain assets and liabilities within the next annual reporting period are:

Share-based payment transactions

The Company measures the cost of equity-settled transactions by reference to the fair value of the equity instruments at the date at which they are granted. The fair value of unlisted equity-settled transaction is determined using a Black-Scholes option pricing or Monte Carlos Simulation model taking into account the terms and conditions upon which the instruments were granted. The fair value of listed equity-settled share options granted was based on the fair value of financial instruments traded in active markets based on the quoted market prices at the grant date.

Deferred exploration and evaluation expenditure

The application of the Group’s accounting policy for exploration and evaluation expenditure requires judgement in determining whether it is likely that future economic benefits are likely from future exploitation or sale or where activities have not reached a stage which permits a reasonable assumption of the existence of reserves.

Determining of functional currency

Based on the primary indicators in IAS 21 The Effects of Change in Foreign Exchange Rates, the Euro and US Dollar has been determined as the functional currency of various entities within the Group, because the Euro and US Dollar is the currency that mainly influences labour, material and other costs of providing goods or services, and is the currency in which the majority of these costs are denominated and settled.

Effects of changes in foreign exchange rates on the consolidation of the financial statements are recorded in other comprehensive income and carried in the form of a cumulative translation adjustment in the accumulated other comprehensive income section of the Statement of financial position of the Group.

The presentation currency of the Group has been determined to be US Dollars reflecting the current principal equity and financing structure.

Income taxes

The Group is subject to income taxes in jurisdictions where it has foreign operations.

Significant judgement is required in determining the worldwide provision for income taxes. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain. The Group estimates its tax liabilities based on the Group’s understanding of the tax laws in the relevant jurisdictions. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period in which such determination is made.

The Group recognises deferred tax assets relating to carried forward tax losses to the extent there are sufficient taxable temporary differences (deferred tax liabilities) relating to the same taxation authority against which the unused tax losses can be utilised. However, utilisation of the tax losses also depends on the ability of the entity to satisfy certain tests at the time the losses are recouped.

Deferred taxation

Potential future income tax benefits have not been brought to account at 30 June 2024 and 30 June 2023 because the Directors do not believe that it is appropriate to regard realisations of future income tax benefits as probable.

Warrants

The Company measures the cost of warrants by reference to the fair value of the equity instruments at the date at which they are granted and at reporting date. The fair value of the unlisted warrants is determined using a Black-Scholes or Monte Carlo Simulation option pricing model taking into account the terms and conditions upon which the instruments were granted. The fair value of listed warrants was based on the fair value of financial instruments traded in active markets based on the quoted market prices at reporting date.

Borrowing costs
f)	Borrowing costs

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalised during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.

Cash and cash equivalents
g)	Cash and cash equivalents

Cash and cash equivalents in the Statement of Financial Position comprise cash at bank and in hand and short-term deposits with an original maturity of three months or less.

For the purposes of the Statement of Cash Flows, cash and cash equivalents consist of cash and cash equivalents as defined above, net of outstanding bank overdrafts.

Restricted cash in the Statement of Financial Position refers to cash that is held for a specific reason and not available for immediate business use.

Other receivables
h)	Other receivables

Other receivables measured at amortised cost have maturity of 12 months or less. The Group measures the loss allowance for Other Receivables at an amount equal to lifetime expected credit losses.

The Group considers an event of default has occurred when a financial asset is more than 120 days past due or external sources indicate that the debtor is unlikely to pay its creditors, including the Group. A financial asset is credit impaired when there is evidence that the counterparty is in significant financial difficulty or a breach of contract, such as a default or past due event has occurred. The Group writes off a financial asset when there is information indicating the counterparty is in severe financial difficulty and there is no realistic prospect of recovery.

Investments and Fair Value Measurement
i)	Investments and Fair Value Measurement

The fair value of financial assets and financial liabilities must be estimated for recognition and measurement or for disclosure purposes.

The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and equity securities classified as fair value through other comprehensive income) is based on quoted market prices at the reporting date. The quoted market price used for financial assets held by the Group is the current bid price, the appropriate quoted market price for financial liabilities is the current ask price.

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. The Group uses a variety of methods and makes assumptions that are based on market conditions existing at each balance date.

Associates
j)	Associates

Associates are entities over which the Group has significant influence but not control or joint control. Investments in associates are accounted for using the equity method. Under the equity method, the share of the profits or losses of the associate is recognised in profit or loss and the share of the movements in equity is recognised in other comprehensive income. Investments in associates are carried in the statement of financial position at cost plus post acquisition changes in the Group’s share of net assets of the associate. Goodwill relating to the associate is included in the carrying amount of the investment and is neither amortised nor individually tested for impairment. Dividends received or receivable from associates reduce the carrying amount of the investment.

When the Group’s share of losses in an associate equals or exceeds its interest in the associate, including any unsecured long-term receivables, the Group does not recognise further losses, unless it has incurred obligations or made payments on behalf of the associate.

The Group discontinues the use of the equity method upon the loss of significant influence over the associate and recognises any retained investment at its fair value. Any difference between the associate’s carrying amount, fair value of the retained investment and proceeds from disposal is recognised in profit or loss.

Property, Plant and Equipment
k)	Property, Plant and Equipment

Plant and equipment is reported at cost less accumulated depreciation and impairment. Cost includes expenditure that is directly attributable to the acquisition of the item. In the event that settlement of all or part of the purchase consideration is deferred, cost is determined by discounting the amounts payable in the future to their present value as at the date of acquisition.

Depreciation is provided on plant and equipment. Depreciation is calculated on a straight-line basis so as to write off the net cost or other revalued amount of each asset over its expected useful life to its estimated residual value. The estimated useful lives, residual values and depreciation method are reviewed at the end of each annual reporting period.

The following estimated useful lives are used in the calculation of depreciation:

Plant and equipment	3 years
Vehicle	5 years

Financial instruments
l)	Financial instruments

Debt and equity instruments are classified as either liabilities or as equity in accordance with the substance of the contractual arrangement. Transaction costs on the issue of equity instruments are recognised directly in equity as a reduction of the proceeds of the equity instruments to which the costs relate. Transaction costs are the costs that are incurred directly in connection with the issue of those equity instruments and which would not have been incurred had those instruments not been issued.

Interest and dividends are classified as expenses or as distributions of profit consistent with the statement of financial position classification of the related debt or equity instruments or component parts of compound instruments.

Impairment of assets
m)	Impairment of assets

At each reporting date, the Company assesses whether there is any indication that an asset may be impaired. Where an indicator of impairment exists, the Company makes a formal estimate of recoverable amount. Where the carrying amount of an asset exceeds its recoverable amount the asset is considered impaired and is written down to its recoverable amount.

Recoverable amount is the greater of fair value less costs to sell and value in use. It is determined for an individual asset, unless that asset’s value in use cannot be estimated to be close to its fair value less costs to sell and it does not generate cash inflows that are largely independent of those from other assets or group of assets. In which case, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but only to the extent that the increased carrying value does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset in prior years. A reversal of an impairment loss is recognised in profit or loss immediately, unless the relevant asset is carried at fair value, in which case the reversal of the impairment loss is treated as a revaluation increase.

During the years ended 30 June 2024 and 2023 the Company has undertaken a review for the impairment of assets and not identified any triggers of impairment.

Income tax
n)	Income tax

Current tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the reporting date.

Deferred tax is provided on all temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognised for all taxable temporary differences except:

◾	When the deferred tax liability arises from the initial recognition of assets and liabilities (other than as a result of a business combination) which affects neither the accounting profit nor taxable profit or loss; or
◾	When the taxable temporary difference arises from the initial recognition of goodwill; or
◾	When the taxable temporary difference is associated with investments in subsidiaries, associates or interests in joint ventures, and the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognised to the extent that it is probable that sufficient taxable amounts will be available against which the deductible temporary differences or unused tax losses and tax offsets can be utilised, except:

◾	When the deductible temporary difference giving rise to the asset arises from the initial recognition of assets and liabilities (other than as a result of a business combination) which affects neither accounting profit nor taxable income; or
◾	When the deductible temporary difference is associated with investments in subsidiaries, associates or interests in joint ventures, in which case a deferred tax asset is only recognised to the extent that it is probable that the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilised.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised.

Unrecognised deferred income tax assets are reassessed at each reporting date and are recognised to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are offset when they relate to the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Value added tax (VAT)
o)	Value added tax (VAT)

Revenues, expenses and assets are recognised net of the amount of VAT except:

◾	When the VAT incurred on a purchase of goods and services is not recoverable from the taxation authority, in which case the VAT is recognised as part of the cost acquisition of the asset or as part of the expense item as applicable; and receivables and payables are stated with the amount of VAT included.
◾	The net amount of VAT recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the Statement of Financial Position.

Cash flows are included in the Statement of Cash Flows on a gross basis and the VAT component of cash flows arising from investing and financing activities, which is recoverable from, or payable to, the taxation authority are classified as operating cash flows.

Commitments and contingencies are disclosed net of the amount of VAT recoverable from, or payable to, the taxation authority.

Leases
p)	Leases

Right of use asset

The Group recognises right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognised right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

Lease Liabilities

At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognised as expense in the period on which the event or condition that triggers the payment occurs. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

The Group has elected not to recognise right of use assets and lease liabilities for short term leases and low value assets. For these leases, the Group recognised the lease payments as an expense on a straight line basis over the lease term.

Short-term leases and leases of low-value assets.

The Group applies the short-term lease recognition exemption for those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. It also applies the lease of low-value assets recognition exemption to leases of plant and equipment that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognised as expense on a straight-line basis over the lease term.

Foreign Currency
q)	Foreign Currency

Foreign currency transactions and balances

All foreign currency transactions occurring during the financial year are recognised at the exchange rate in effect at the date of the transaction. Foreign currency monetary items at reporting date are translated at the exchange rate existing at reporting date. Non-monetary assets and liabilities carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined.

Exchange differences are recognised in the profit or loss in the period in which they arise except those exchange differences which relate to assets under construction for future productive use which are included in the cost of those assets where they are regarded as an adjustment to interest costs on foreign currency borrowings.

Functional and presentation currency

Items included in the financial statements of European Lithium AT (Investments) Ltd, ECM Lithium AT GmbH and ECM Lithium AT Operating GmbH are measured in Euro which is the currency of the primary economic environment in which they operate (the functional currency). Items included in the financial statements of Critical Metals Corp and Sizzle Acquisition Corp are measured in US dollars. The consolidated financial statements are presented in US dollars, which is the Company’s presentation currency.

Group companies

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

◾	assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position;
◾	income and expenses for each statement of profit or loss and other comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and
◾	all resulting exchange differences are recognised in other comprehensive income.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities are recognised in other comprehensive income. When a foreign operation is sold, a proportionate share of such exchange differences is reclassified to profit or loss, as part of the gain or loss on sale where applicable.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entities and translated at the closing rate.

Trade and other payables
r)	Trade and other payables

Trade payables and other accounts payable are carried at amortised cost and represent liabilities for goods and services provided to the Group prior to the end of the financial year that are unpaid and arise when the Group becomes obliged to make future payments in respect of the purchase of those goods and services.

Exploration and evaluation expenditures
s)	Exploration and evaluation expenditures

Exploration and evaluation expenditures in relation to each separate area of interest are recognised as an exploration and evaluation asset in the year in which they are incurred where the following conditions are satisfied:

◾	the rights to tenure of the area of interest are current; and
◾	at least one of the following conditions is also met:
o	the exploration and evaluation expenditures are expected to be recouped through successful development and exploration of the area of interest, or alternatively, by its sale; or
o	exploration and evaluation activities in the area of interest have not at the balance date reached a stage which permits a reasonable assessment of the existence or otherwise of economically recoverable reserves, and active and significant operations in, or in relation to, the area of interest are continuing.

Exploration and evaluation assets are initially measured at cost and include acquisition of rights to explore, studies, exploratory drilling, trenching and sampling and associated activities and an allocation of depreciation and amortised of assets used in exploration and evaluation activities. General and administrative costs are only included in the measurement of exploration and evaluation costs where they are related directly to operational activities in a particular area of interest.

Exploration and evaluation assets are assessed for impairment when facts and circumstances suggest that the carrying amount of an exploration and evaluation asset may exceed its recoverable amount. The recoverable amount of the exploration and evaluation asset (for the cash generating unit(s) to which it has been allocated being no larger than the relevant area of interest) is estimated to determine the extent of the impairment loss (if any). Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but only to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset in previous years.

Where a decision has been made to proceed with development in respect of a particular area of interest, the relevant exploration and evaluation asset is tested for impairment and the balance is then reclassified to development.

During the years ended 30 June 2024 and 2023 the Company has undertaken a review for the impairment of assets and not identified any triggers of impairment.

Joint venture
t)	Joint venture

A joint venture is an arrangement that the Group controls jointly with one or more other investors, and over which the Group has rights to a share of the arrangement’s net assets rather than direct rights to underlying assets and obligations for underlying liabilities.

The joint venture is accounted for using the equity method. Under the equity method, the share of the profits or losses of the joint venture is recognized in profit or loss and the share of the movements in equity is recognized in other comprehensive income. Investments in joint ventures are carried in the statement of financial position at cost plus post-acquisition changes in the Group’s share of net assets of the joint venture.

Any goodwill or fair value adjustment attributable to the Group’s share in the joint venture is not recognized separately and is included in the amount recognized as investment.

The carrying amount of the investment in joint venture is increased or decreased to recognize the Group’s share of the profit or loss and other comprehensive income of the joint venture, adjusted where necessary to ensure consistency with the accounting policies of the Group.

Unrealised gains and losses on transactions between the Group and the joint venture are eliminated to the extent of the Group’s interest in those entities. Where unrealised losses are eliminated, the underlying asset is also tested for impairment.

Share capital
u)	Share capital

Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds. Incremental costs directly attributable to the issue of new shares or options for the acquisition of a business are not included in the cost of the acquisition as part of the purchase consideration.

Warrants
v)	Warrants

Warrants as classified as liabilities because the warrants do not meet the criteria for equity treatment. Accordingly, the Company will classify each warrant as a liability at its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s consolidated statement of comprehensive income.

Segment reporting
w)	Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the Board of Directors who is responsible for making strategic decisions.